SEGMENT INFORMATION - Total Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total consolidated assets	$ 9,340,341	$ 10,262,309	$ 10,260,780
Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	7,269,624	7,594,830	7,710,652
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	135,707	145,631	173,150
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	473,731	496,455	501,105
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,193,895	3,183,460	3,133,680
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,466,291	3,769,284	3,902,717
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	825,247	941,926	1,064,459
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 1,245,470	$ 1,725,553	$ 1,485,669